BALANCE SHEET (USD $)	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 328,235
Total Current Assets	328,235
Other Assets:
Investments held in trust	57,168,785
Total Assets:	57,497,020
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued expenses (includes related party of $15,000)	21,722
Accrued offering costs	72,105
Loan payable - related party	35,650
Advance from related party	19,254
Total Current Liabilities	148,731
Warrant liability	3,386,998
Total Liabilities	3,535,729
Commitment and Contingencies
Common stock subject to possible redemption or tender: 4,995,000 shares at redemption value	51,448,500
Stockholders' Equity:
Preferred stock, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0
Common stock, $0.0001 par value; 150,000,000 shares authorized; 2,310,500 shares issued and outstanding at December 31, 2012, excluding 4,995,000 shares subject to redemption	231
Additional paid-in capital	5,621,277
Deficit accumulated during the development stage	(3,108,717)
Total Stockholders' Equity	2,512,791
Total Liabilities and Stockholders' Equity	$ 57,497,020